Leases	12 Months Ended
Mar. 31, 2023
Lessee Disclosure [Abstract]
Leases
6.
Leases

The Company entered into operating lease agreements primarily for shops and malls, offices, warehouses and land. Certain lease agreements contain an option for the Company to renew a lease for a term of up to five years or an option to terminate a lease early. The Company considers these options in determining the classification and measurement of the leases.

The leases may include variable payments based on measures such as the level of sales at a physical store, which are expensed as incurred.

Components of operating lease cost are as follows:

	Year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB
	(in millions)
Operating lease cost	6,812	10,982	10,802
Variable lease cost	47	837	672
Total operating lease cost	6,859	11,819	11,474

For the years ended March 31, 2021, 2022 and 2023, cash payments for operating leases amounted to RMB4,408 million, RMB6,556 million and RMB8,050 million, respectively. For the years ended March 31, 2022 and 2023, the operating lease assets obtained in exchange for operating lease liabilities amounted to RMB7,375 million and RMB5,030 million, respectively.

As of March 31, 2022 and 2023, the Company’s operating leases had a weighted average remaining lease term of 9.9 years and 9.3 years, respectively. As of the same dates, the Company’s operating leases had a weighted average discount rate of 5.1% and 4.8%, respectively. Future lease payments under operating leases as of March 31, 2023 are as follows:

Amounts
RMB
(in millions)
For the year ending March 31,
2024	6,931
2025	5,707
2026	4,736
2027	4,110
2028	3,524
Thereafter	17,717
42,725
Less: imputed interest	(8,510)
Total operating lease liabilities (Note 19)	34,215